Long-term debt (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Long-term debt
Eurobond, carrying amount	€ 710,095		€ 695,618
Loan headquarter building	32,366	[1]	33,795	[1]
Other	17,029		6,955
Long-term debt	759,490		736,368
Less: current portion of long-term debt	3,610		2,587
Non-current portion of long-term debt	€ 755,880		€ 733,781

[1]	This loan relates to our Variable Interest Entity, see Note 11.